Related Parties - Remuneration Of Key Management Personnel (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Key Management Personnel Compensation [Abstract]
Key Management Personnel Fees	$ 50,741	$ 20,339	$ 38,510
Key Management Personnel Compensation Total	$ 50,741	$ 20,339	$ 38,510